FRIENDS IVORY FUNDS

SUPPLEMENT DATED MAY 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2000.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
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The sub-section entitled, "OFFICERS," under the section entitled, "TRUSTEES AND
OFFICERS OF THE TRUST," beginning on page S-15, is amended as follows:

The fourth paragraph is deleted and the following information is added:

THOMAS S. HARMAN - (DOB 03/05/57) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

SHERRY KAJDAN VETTERLEIN - (DOB 6/22/62) - Vice President and Assistant Secretary- Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation (1992-2000).

The Statement of Information is hereby amended to reflect the addition of this information.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



FIS-SX-001-0100